UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—76.7%
Airlines—3.7%
	American Airlines, Inc.,
$1,559	6.978%, 4/1/11	Baa2/A-	$1,543,803
1,000	7.858%, 10/1/11	Baa2/A-	1,031,574
	Continental Airlines, Inc.,
10,000	6.503%, 6/15/11	Baa2/BBB+	9,864,559
772	6.545%, 2/2/19	Baa2/A-	763,276
3,035	7.056%, 9/15/09	Baa2/A-	3,023,619
2,297	9.798%, 4/1/21	Ba1/BB+	2,262,944
338	Delta Air Lines, Inc., 6.619%, 3/18/11	NR/BBB	332,463
9,868	Northwest Airlines, Inc., 7.15%, 10/1/19 (g)	Aaa/AAA	10,163,360
	United Air Lines, Inc.,
1,567	7.336%, 7/2/19 (d)	Ba2/BB-	1,465,140
378	10.36%, 11/13/12 (b)(f)	NR/NR	4,633
			30,455,371

Automotive—0.4%
1,500	ArvinMeritor, Inc., 8.75%, 3/1/12	B2/B	1,380,000
1,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	1,237,500
1,001	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	Ba3/B	1,051,050
			3,668,550

Banking—11.4%
14,600	Bank of America Corp., 8.00%, 1/30/18, FRN (h)	Aa3/A+	15,191,826
4,600	Barclays Bank PLC, 7.434%, 12/15/17, FRN (d)(h)	Aa3/NR	4,824,922
6,900	BNP Paribas, 5.186%, 6/29/15, FRN (d)(h)	Aa3/AA-	6,280,483
5,000	Colonial Bank, 9.375%, 6/1/11 (b)(d)	Baa2/BBB	5,536,995
2,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (d)(h)	Aa3/A+	2,531,671
2,800	Credit Agricole S.A., 6.637%, 5/31/17, FRN (d)(h)	Aa3/A	2,553,370
6,450	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (d)(h)	A1/A	6,129,828
	HSBC Capital Funding L.P.,
3,000	4.61%, 6/27/13, FRN (d)(h)	A1/A	2,775,879
900	4.61%, 12/31/49	NR/NR	832,764
1,000	10.176%, 6/30/30, FRN (h)	A1/A	1,280,705
	HSBC Holdings PLC,
6,450	6.50%, 5/2/36	Aa3/A+	6,371,104
2,100	6.50%, 9/15/37	Aa3/A+	2,065,927
2,300	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (d)(h)	Aa2/AA	2,186,286
4,600	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (d)(h)	Aa2/AA	4,230,151
8,500	RBS Capital Trust III, 5.512%, 9/30/14, FRN (h)	Aa3/A	7,987,662
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A+	6,241,043
1,750	Riggs National Corp., 9.65%, 6/15/09	A2/A	1,887,146
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, FRN (h)	Aa3/A	1,042,560
5,700	USB Capital IX, 6.189%, 4/15/11, FRN (h)	A1/A+	4,534,578
2,100	Wachovia Corp., 5.75%, 2/1/18	Aa3/AA-	2,092,284
7,200	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	6,626,700
			93,203,884

Computer Services—0.3%
	Electronic Data Systems Corp.,
1,000	6.50%, 8/1/13	Ba1/BBB-	1,021,208
1,500	7.125%, 10/15/09	Ba1/BBB-	1,565,121
			2,586,329

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Diversified Manufacturing—0.8%
$2,500	Bombardier, Inc., 8.00%, 11/15/14 (d)	Ba2/BB	$2,625,000
	Hutchison Whampoa International Ltd. (d),
3,500	6.25%, 1/24/14	A3/A-	3,696,182
500	6.50%, 2/13/13	A3/A-	531,869
			6,853,051

Energy—4.5%
1,200	CenterPoint Energy Resources Corp., 7.75%, 2/15/11	Baa3/BBB	1,305,787
1,300	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B-	1,189,500
2,000	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	Ba3/B	1,997,500
	El Paso Corp.,
2,975	8.05%, 10/15/30	Ba3/BB-	3,054,147
2,000	10.75%, 10/1/10	Ba3/BB-	2,217,916
	Kinder Morgan Energy Partners L.P.,
5,400	6.00%, 2/1/17	Baa2/BBB	5,476,669
1,000	6.50%, 2/1/37	Baa2/BBB	976,428
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17	Baa2/BBB-	1,200,000
1,000	Peabody Energy Corp., 7.875%, 11/1/26	Ba1/BB	1,035,000
3,000	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	3,092,274
500	Southern Natural Gas Co., 5.90%, 4/1/17 (d)	Baa3/BB	503,470
1,100	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,222,683
250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12	Baa2/BBB-	283,750
	Williams Cos., Inc.,
7,000	7.50%, 1/15/31	Baa3/BB+	7,490,000
5,000	7.875%, 9/1/21	Baa3/BB+	5,537,500
			36,582,624

Entertainment—0.4%
3,000	Royal Caribbean Cruises Ltd., 7.25%, 3/15/18	Ba1/BBB-	2,826,942

Financial Services—18.3%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,110,498
1,800	Bear Stearns Cos., Inc., 6.95%, 8/10/12	A2/A+	1,867,581
8,335	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	8,974,403
4,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (h)	NR/BBB-	3,797,975
3,549	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	3,994,959
10,000	Citigroup Capital XXI, 8.30%, 12/21/57, FRN	A1/A	10,822,960
	Citigroup, Inc.,
3,100	6.125%, 11/21/17	Aa3/AA-	3,279,633
2,000	6.125%, 8/25/36	A1/A+	1,914,322
1,400	Covidien International Finance S.A., 6.55%, 10/15/37 (d)	Baa1/A-	1,433,622
3,800	First Data Corp., 9.875%, 9/24/15 (d)	B3/B-	3,367,750
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/B+	1,027,500
	General Electric Capital Corp.,
10,100	6.375%, 11/15/67, FRN	Aa1/AA+	10,530,725
£500	6.50%, 9/15/67, FRN (d)	Aa1/AA+	973,208
$1,180	8.30%, 9/20/09	Aaa/AAA	1,264,936
10,000	General Motors Acceptance Corp., 6.75%, 12/1/14	Ba3/BB+	8,265,010
	Goldman Sachs Group, Inc.,
13,200	5.95%, 1/18/18	Aa3/AA-	13,668,692
5,700	5.95%, 1/15/27	A1/A+	5,270,596

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$4,000	6.45%, 5/1/36	A1/A+	$3,841,668
5,000	6.75%, 10/1/37	A1/A+	4,926,965
€ 250	Green Valley Ltd., 8.376%, 1/10/11, FRN (b)(d)(g)	NR/BB+	372,889
$4,400	JPMorgan Chase & Co., 6.00%, 1/15/18	Aa2/AA-	4,581,729
7,100	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	Aa3/A	6,870,968
4,100	JPMorgan Chase Capital XX, 6.55%, 9/29/36	Aa3/A	3,769,929
2,700	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	A2/A	2,768,140
3,900	MBNA Capital, 4.051%, 2/1/27, FRN	Aa2/A+	3,286,869
3,100	Merrill Lynch & Co., Inc., 5.70%, 5/2/17	A2/A	2,999,796
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, FRN (d)(h)	A1/A-	1,316,256
300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, FRN (d)(h)	A1/A-	303,709
	Morgan Stanley,
7,900	5.75%, 8/31/12	Aa3/AA-	8,193,935
4,000	5.95%, 12/28/17	Aa3/NR	4,051,412
1,000	Natexis Ambs Co. LLC, 8.44%, 6/30/08, FRN (b)(d)(h)	A1/A+	1,020,016
2,000	Preferred Term Securities XIII, 5.541%, 3/24/34, FRN (b)(d)	Aaa/AAA	1,948,600
4,200	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17, FRN (d)(h)	Aa2/A+	4,267,393
1,100	SB Treasury Co. LLC, 9.40%, 6/30/08, FRN (b)(h)	A1/A-	1,126,280
3,100	State Street Capital Trust III, 8.25%, 3/15/11, FRN (h)	A1/A	3,129,972
5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (h)	Aa2/A+	5,502,769
1,500	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	1,548,750
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,007,500
			149,399,915

Food & Beverage—2.0%
	Albertson’s LLC,
1,500	7.75%, 6/15/26	B1/B	1,424,416
9,000	8.00%, 5/1/31	B1/B	8,631,252
2,771	Delhaize America, Inc., 9.00%, 4/15/31	Baa3/BB+	3,292,217
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	3,052,500
			16,400,385

Healthcare & Hospitals—1.9%
2,000	Community Health Systems, Inc., 8.875%, 7/15/15	B3/B-	2,022,500
	HCA, Inc.,
550	8.36%, 4/15/24	Caa1/B-	471,560
1,000	8.70%, 2/10/10	Caa1/B-	1,009,226
5,470	9.00%, 12/15/14	Caa1/B-	5,258,530
6,250	9.25%, 11/15/16	B2/BB-	6,570,313
			15,332,129

Hotels/Gaming—2.3%
938	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	Ba2/BB	891,100
5,000	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	5,248,790
500	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	518,125
	MGM Mirage, Inc.,
2,000	7.50%, 6/1/16	Ba2/BB	1,930,000
5,000	8.375%, 2/1/11	B1/B+	5,137,500
2,476	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)	Baa3/BBB-	2,887,908
2,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	Ba2/BBB-	1,937,500
			18,550,923

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*
Insurance—0.3%
$2,300		Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (d)	NR/A-	$2,397,732

Metals & Mining—1.5%
3,000		Falconbridge Ltd., 7.25%, 7/15/12	Baa2/BBB+	3,330,534
40		Novelis, Inc., 7.25%, 2/15/15	B3/B	37,100
4,700		Phelps Dodge Corp., 9.50%, 6/1/31	Ba1/BB+	6,345,489
		Vale Overseas Ltd.,
1,900		6.25%, 1/11/16	Baa3/BBB	1,897,577
1,100		6.875%, 11/21/36	Baa3/BBB	1,025,518
				12,636,218

Multi-Media—5.2%
3,000		Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B+	2,857,500
5,000		Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	5,668,865
2,250		Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,680,810
1,500		COX Communications, Inc., 6.45%, 12/1/36 (d)	Baa3/BBB-	1,458,744
		CSC Holdings, Inc.,
1,000		7.625%, 4/1/11	B2/B+	995,000
1,700		7.875%, 2/15/18	B2/B+	1,538,500
6,625		8.125%, 8/15/09	B2/B+	6,757,500
1,500		Echostar DBS Corp., 7.125%, 2/1/16	Ba3/BB-	1,505,625
		Historic TW, Inc.,
500		6.625%, 5/15/29	Baa2/BBB+	485,358
5,000		9.125%, 1/15/13	Baa2/BBB+	5,740,890
1,610		News America Holdings, Inc., 6.75%, 1/9/38	Baa2/BBB+	1,714,920
		Rogers Cable, Inc.,
CAD	1,750	7.25%, 12/15/11	Baa3/BBB-	1,869,751
$3,000		8.75%, 5/1/32	Baa3/BBB-	3,766,491
		Time Warner Cable, Inc.,
230		5.85%, 5/1/17	Baa2/BBB+	230,855
2,130		6.55%, 5/1/37	Baa2/BBB+	2,119,278
3,250		Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B+	3,115,937
				42,506,024

Oil & Gas—5.8%
2,000		Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	2,008,282
		Chesapeake Energy Corp.,
750		7.00%, 8/15/14	Ba3/BB	753,750
2,400		7.75%, 1/15/15	Ba3/BB	2,472,000
1,800		Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB	2,214,114
1,420		Dynergy-Roseton Danskammer, Inc., 7.27%, 11/8/10	Ba3/B	1,434,319
900		EnCana Corp., 6.50%, 8/15/34	Baa2/A-	926,808
		Gaz Capital S.A.,
800		6.212%, 11/22/16 (d)	A3/BBB	782,000
4,900		8.625%, 4/28/34	A3/BBB	6,021,120
9,200		Gazprom AG, 9.625%, 3/1/13	A3/BBB	10,662,303
736		Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	793,807
1,700		Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	Aa2/A	1,647,810
400		Tesoro Corp., 6.50%, 6/1/17	Ba1/BB+	392,000
2,000		USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,389,232
7,200		Valero Energy Corp., 6.625%, 6/15/37	Baa3/BBB	7,143,970

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas (continued)
$5,000	Weatherford International, Inc., 6.625%, 11/15/11	Baa1/BBB+	$5,417,170
2,300	XTO Energy, Inc., 6.10%, 4/1/36	Baa2/BBB	2,289,045
			47,347,730

Paper/Paper Products—2.2%
	Bowater, Inc.,
1,000	9.00%, 8/1/09	B3/B	952,500
3,000	9.50%, 10/15/12	B3/B	2,295,000
	Georgia-Pacific LLC,
4,250	7.00%, 1/15/15 (d)	Ba3/B	4,101,250
10,500	8.00%, 1/15/24	B2/B	9,660,000
500	8.125%, 5/15/11	B2/B	502,500
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Ba2/BB	666,016
			18,177,266

Pharmaceuticals—0.3%
1,000	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,035,780
1,000	Wyeth, 6.50%, 2/1/34	A3/A+	1,057,888
			2,093,668

Printing/Publishing—0.1%
1,000	RH Donnelley Corp., 8.875%, 1/15/16, Ser A-3	B3/B	862,500

Retail—0.8%
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa2/BBB-	6,578,239

Telecommunications—7.0%
	AT&T Corp.,
792	7.30%, 11/15/11	A2/A	872,600
5,000	8.00%, 11/15/31	A2/A	6,041,150
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,755,155
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB+	920,000
8,000	9.25%, 5/15/11	Ba2/BB+	8,560,000
3,000	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	3,730,689
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	5,073,245
5,000	7.995%, 6/1/36	Baa3/BBB-	5,014,195
3,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	3,837,096
800	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B	801,000
2,000	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BBB-	1,831,744
1,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B1/B+	987,500
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,990,000
	Qwest Corp.,
8,860	7.20%, 11/10/26	Ba1/BBB-	8,129,050
2,300	8.241%, 6/15/13, FRN	Ba1/BBB-	2,254,000
1,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser B.	Baa3/A	1,655,145
			57,452,569

Tobacco—0.5%
4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	4,291,580

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities—6.1%
$1,000	AES Corp., 8.00%, 10/15/17	B1/B	$1,025,000
1,000	CMS Energy Corp., 5.208%, 1/15/13, FRN	Ba1/BB+	937,500
3,128	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	3,300,017
	Edison Mission Energy,
450	7.20%, 5/15/19	B1/BB-	441,000
800	7.625%, 5/15/27	B1/BB-	754,000
400	Entergy Gulf States, Inc., 5.25%, 8/1/15	Baa3/BBB+	389,797
2,000	FirstEnergy Corp., 7.375%, 11/15/31	Baa3/BBB-	2,205,452
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (b)(d)	Baa2/BBB+	2,229,812
3,560	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (d)	Ba2/BB	3,755,800
4,250	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,420,000
3,339	Midwest Generation LLC, 8.56%, 1/2/16	Baa3/BB+	3,593,815
2,000	Northern States Power Co., 8.00%, 8/28/12	A2/A	2,308,548
6,000	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	6,400,800
8,000	PSE&G Power LLC, 8.625%, 4/15/31	Baa1/BBB	9,944,512
2,600	Sierra Pacific Power Co., 6.75%, 7/1/37	Baa3/BB+	2,686,104
2,582	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	2,701,808
2,391	South Point Energy Center LLC, 8.40%, 5/30/12 (b)(d)(f)	NR/D	2,367,195
642	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB+	672,885
			50,134,045

Waste Disposal—0.9%
4,400	Allied Waste North America, Inc., 7.25%, 3/15/15	B1/BB+	4,389,000
2,580	Waste Management, Inc., 7.10%, 8/1/26	Baa3/BBB	2,827,966
			7,216,966
Total Corporate Bonds & Notes (cost—$632,797,885)			627,554,640

SOVEREIGN DEBT OBLIGATIONS—5.1%
Brazil—2.3%
	Federal Republic of Brazil,
13,900	8.25%, 1/20/34	Ba1/BB+	17,006,650
1,250	10.125%, 5/15/27	Ba1/BB+	1,771,875
			18,778,525

Guatemala—0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB	1,749,750

Panama—1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB	3,528,000
4,470	9.625%, 2/8/11	Ba1/BB	5,106,975
			8,634,975

Russia—1.1%
	Russian Federation,
7,288	7.50%, 3/31/30, VRN	Baa2/BBB+	8,388,823
722	8.25%, 3/31/10	Baa2/BBB+	754,568
			9,143,391

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
South Africa—0.3%
	Republic of South Africa,
$2,600	5.875%, 5/30/22	Baa1/BBB+	$2,522,126
120	7.375%, 4/25/12	Baa1/BBB+	131,400
			2,653,526

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,076,010
Total Sovereign Debt Obligations (cost—$40,874,089)			42,036,177

U.S. GOVERNMENT AGENCY SECURITIES—3.6%
	Fannie Mae,
3,900	5.50%, TBA, MBS (e)	Aaa/AAA	3,951,796
422	6.686%, 11/1/35, FRN, MBS	Aaa/AAA	435,836
224	7.00%, 2/1/29, MBS	Aaa/AAA	239,759
93	7.00%, 2/19/30, CMO, VRN	Aaa/AAA	99,527
67	7.00%, 1/1/32, MBS	Aaa/AAA	71,694
1,386	7.00%, 6/1/32, MBS	Aaa/AAA	1,457,128
94	7.00%, 10/1/32, MBS	Aaa/AAA	99,361
108	7.00%, 11/1/32, MBS	Aaa/AAA	113,662
283	7.00%, 12/1/32, MBS	Aaa/AAA	297,930
89	7.00%, 1/1/33, MBS	Aaa/AAA	93,224
124	7.00%, 2/1/33, MBS	Aaa/AAA	130,868
375	7.00%, 3/1/33, MBS	Aaa/AAA	395,003
1,009	7.00%, 5/1/33, MBS	Aaa/AAA	1,061,256
53	7.00%, 6/1/33, MBS	Aaa/AAA	56,159
128	7.00%, 7/1/33, MBS	Aaa/AAA	136,647
328	7.00%, 1/1/34, MBS	Aaa/AAA	348,019
476	7.00%, 3/1/34, MBS	Aaa/AAA	505,610
266	7.00%, 9/1/34, MBS	Aaa/AAA	279,456
1,556	7.00%, 4/1/35, MBS	Aaa/AAA	1,638,949
730	7.00%, 6/1/35, MBS	Aaa/AAA	770,043
1,822	7.00%, 10/1/35, MBS	Aaa/AAA	1,920,727
1,873	7.00%, 2/1/36, MBS	Aaa/AAA	1,975,000
56	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	59,555
1,056	7.00%, 12/25/41, CMO	Aaa/AAA	1,122,490
28	7.50%, 12/25/19, CMO	Aaa/AAA	30,653
235	7.50%, 5/1/22, MBS	Aaa/AAA	253,838
13	7.50%, 6/25/30, CMO	Aaa/AAA	13,654
233	7.50%, 12/1/33, MBS	Aaa/AAA	250,929
56	7.50%, 11/25/40, CMO	Aaa/AAA	59,205
112	7.50%, 5/25/42, CMO	Aaa/AAA	120,069
5,071	7.50%, 12/25/45, CMO	Aaa/AAA	5,627,257
26	8.00%, 7/18/27, CMO	Aaa/AAA	27,747
5,124	8.00%, 12/25/45, CMO	Aaa/AAA	5,748,906
	Freddie Mac,
69	7.50%, 11/1/19, MBS	Aaa/AAA	72,913
23	8.00%, 9/15/26, CMO	Aaa/AAA	23,093
6	9.50%, 5/15/21, CMO	Aaa/AAA	5,980
Total U.S. Government Agency Securities (cost—$28,374,508)			29,493,943

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—1.8%
$3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (d)	NR/BB+	$3,510,097
	GSMPS Mortgage Loan Trust, CMO (d),
2,705	7.50%, 6/19/27, VRN	NR/NR	2,867,836
71	7.50%, 6/19/32, VRN	NR/NR	77,003
2,848	7.50%, 6/25/43	NR/NR	2,940,992
	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
2,805	7.108%, 12/15/30	A3/AA	2,973,928
2,000	7.206%, 2/15/30	A1/BBB+	2,057,844
62	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	66,589
Total Mortgage-Backed Securities (cost—$14,468,561)			14,494,289

MUNICIPAL BONDS (d)(i)—1.5%
New Jersey—1.5%
	Tobacco Settlement Financing Corp. Rev., FRN,
3,549	7.771%, 6/1/32	NR/AA	4,247,869
2,500	8.630%, 6/1/24	NR/AA	2,885,250
4,166	9.278%, 6/1/32	NR/AA	5,397,220
Total Municipal Bonds (cost—$9,531,803)			12,530,339

SENIOR LOANS (a)(c)—1.2%
Containers & Packaging—0.1%
	Smurfit-Stone Container,
65	5.313%, 11/1/10, Term C		62,187
39	5.313%, 11/1/11, Term B		37,821
131	5.393%, 11/1/10		125,464
107	7.125%, 11/1/11, Term B		102,840
215	7.125%, 11/1/11, Term C		205,619
			533,931

Energy—0.2%
	Kinder Morgan Energy Partners L.P. Term B,
26	6.35%, 5/24/14		25,526
1,614	4.78%, 5/30/14		1,599,737
			1,625,263

Entertainment—0.1%
500	Shackleton Crean Event Management, 10.75%, 8/1/08 (b)		495,000

Financial Services—0.2%
2,494	Chrysler Financial Corp., 8.99%, 8/3/12		2,244,375

Healthcare & Hospitals—0.3%
2,970	HCA, Inc., 7.08%, 11/16/13, Term B		2,751,657

Hotels/Gaming—0.1%
796	Las Vegas Sands Corp., 6.58%, 5/23/14 (b)		707,197

Utilities—0.2%
	AES Corp., Term B (b),
714	7.00%, 4/30/08		686,161
714	7.19%, 8/10/11		686,161
			1,372,322
Total Senior Loans (cost—$10,267,147)			9,729,745

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—0.4%
Financial Services—0.4%
3,400	Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08 (cost—$3,674,550)	B1/B+	$3,400,000

Principal
Amount
(000)
ASSET-BACKED SECURITIES—0.1%
$349	SLM Student Loan Trust, 3.331%, 10/25/16, FRN (cost—$349,295)	Aaa/AAA	348,182

SHORT-TERM INVESTMENTS—9.5%
U.S. Treasury Bills (j)—6.0%
48,910	3.18%-3.21%, 2/28/08-3/13/08 (cost—$48,759,492)	NR/NR	48,759,492

Corporate Notes—2.1%
Airlines—0.3%
2,495	United Air Lines, Inc., 6.201%, 9/1/08	Ba2/BBB	2,482,538

Diversified Manufacturing—0.1%
1,030	Raychem Corp., 7.20%, 10/15/08	NR/NR	1,043,122

Energy—0.5%
4,000	CenterPoint Energy Resources Corp., 6.50%, 2/1/08	Baa3/BBB	4,000,000

Multi-Media—0.1%
925	Comcast MO of Delaware LLC, 9.00%, 9/1/08	Baa2/BBB+	943,970

Oil & Gas—0.3%
2,350	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BBB-	2,475,020

Utilities—0.8%
500	Consumers Energy Co., 6.375%, 2/1/08 (d)(g)	Baa1/BBB	500,625
168	East Coast Power LLC, 6.737%, 3/31/08	Baa3/BBB-	168,448
2,150	IPALCO Enterprises, Inc., 8.375%, 11/14/08, Ser B	Ba1/BB-	2,193,000
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser B	Baa2/BBB	3,554,404
			6,416,477
	Total Corporate Notes (cost—$17,174,817)		17,361,127

Commercial Paper—0.9%
Banking—0.9%
7,600	Rabobank USA Financial Corp., 3.01%, 2/1/08 (cost—$7,600,000)	P-1/A-1+	7,600,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

U.S. Government Agency Securities—0.4%
$3,000	Federal Home Loan Bank Discount Notes, 1.622%, 2/1/08 (cost—$3,000,000)	NR/A-1+	$3,000,000

Asset-Backed Securities—0.0%
70	GS Auto Loan Trust, 5.343%, 7/15/08 (cost—$70,173)	P-1/A-1+	70,264

Repurchase Agreement—0.1%
761	State Street Bank & Trust Co., dated 1/31/08, 2.65%, due 2/1/08, proceeds $761,056; collateralized by Fannie Mae, 5.00% due 2/27/08, valued at $778,050 including accrued interest (cost—$761,000)		761,000
Total Short-Term Investments (cost—$77,365,482)			77,551,883

Contracts/
Notional
Amount

OPTIONS PURCHASED (k)—1.4%
	Call Options—1.3%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
59,000,000	strike rate 3.63%, expires 1/7/09	660,529
60,000,000	strike rate 4.75%, expires 9/8/09	1,491,498
44,100,000	strike rate 4.75%, expires 9/8/09	1,096,251
10,500,000	strike rate 5.00%, expires 8/28/09	301,809
58,100,000	strike rate 5.00%, expires 8/28/09	1,670,009
65,300,000	strike rate 5.00%, expires 8/28/09	1,876,964
95,100,000	strike rate 5.00%, expires 8/28/09	2,733,526
	Euro versus U.S. Dollar (OTC),
2,300,000	strike price $1.36, expires 5/21/08	292,478
2,500,000	strike price $1.37, expires 6/3/10	286,326
2,000,000	strike price $1.38, expires 5/21/10	224,267
	U.S. Dollar versus Brazilian Real (OTC),
16,000,000	strike price $3.05, expires 2/21/08	16
	U.S. Treasury Notes 5 yr. Futures (CBOT),
265	strike price $124, expires 2/22/08	4,141
20	strike price $128, expires 2/22/08	312
	U.S. Treasury Notes 10 yr. Futures (CBOT),
370	strike price $136, expires 2/22/08	5,781
		10,643,907

Contracts/
Notional		Credit Rating
Amount		(Moody’s/S&P)	Value*

	Put Options—0.1%
	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
59,000,000	strike rate 5.45%, expires 1/7/09		$438,871
	Euro versus U.S. Dollar (OTC),
2,300,000	strike price $1.36, expires 5/21/08		7,093
2,500,000	strike price $1.37, expires 6/3/10		93,692
2,000,000	strike price $1.38, expires 5/21/10		76,196
	Fannie Mae (OTC),
2,400,000	strike price $86, expires 2/5/08		—
1,500,000	strike price $86, expires 4/7/08		161
	Financial Future Euro—90 day (CME),
1,406	strike price $91.75, expires 3/17/08		4
90	strike price $92, expires 3/17/08		—
520	strike price $92.50, expires 6/16/08		1
383	strike price $92.75, expires 3/17/08		1
700	strike price $93.25, expires 3/16/09		2
	United Kingdom—90 day (CME),
125	strike price $92, expires 3/18/08
	U.S. Treasury Bond 30 yr. Futures (CBOT),		(1,635)
40	strike price $98, expires 2/22/08		625
150	strike price $105, expires 2/22/08		2,344
	U.S. Treasury Notes 10 yr. Futures (CBOT),
600	strike price $90, expires 5/23/08		9,375
952	strike price $102, expires 2/22/08		14,875
179	strike price $107, expires 2/22/08		2,797
			644,402
Total Options Purchased (cost—$5,053,572)			11,288,309

Total Investments before options written (cost—$822,756,892)—101.3%			828,427,507

OPTIONS WRITTEN (k)—(1.3)%
	Call Options—(1.3)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
14,700,000	strike rate 5.15%, expires 9/8/09		(819,506)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
20,000,000	strike rate 5.15%, expires 9/8/09		(1,114,974)
75,400,000	strike rate 5.32%, expires 8/28/09		(4,747,584)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
648	strike price $111, expires 2/22/08		(3,705,750)
	Total Options Written (premium received—$3,331,095)		(10,387,814)

Total Investments net of options written (cost—$819,425,797)—100.0%			$818,039,693

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments including over-the -counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans, are valued at fair-value pursuant to procedures approved by the Board of Trustees which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,729,745, representing 1.19% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be iliquid.

(e)	When-issued security. To be settled/delivered after January 31, 2008.
(f)	Security in default.
(g)	Fair-valued security—Securities with an aggregate value of $11,036,874 representing 1.35% of total investments.
(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereaafter.
(i)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	All or partial amount segregated as collateral for future contracts, options written and/or swap securities.
(k)	Non-income producing.

Glossary:
£—British Pound
€—Euros
CAD—Canadian Dollar
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2008.
LIBOR—London Inter-bank Offered Rate
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over-the-Counter
TBA—To Be Announced
VRN—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2008.

Other Investments:

(1) Futures contracts outstanding at January 31, 2008:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future British Pound—90 day	125	$30,683	3/20/09	$287,533
	U.S. Treasury Bond Futures	190	22,669	3/19/08	313,125
	U.S. Treasury Notes 10 yr. Futures	1,679	195,971	3/19/08	5,772,491
Short:	U.S. Treasury Notes 5 yr. Futures	(265)	(29,945)	3/19/08	(901,796)
					$5,471,353

(2) Transactions in options written for the three months ended January 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2007	154,100,700	$3,489,263
Options terminated in closing purchase transactions	(44,000,052)	(158,168)
Options outstanding, January 31, 2008	110,100,648	$3,331,095

(3) Credit default swap contracts outstanding at January 31, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Freeport-McMoRan	$3,000	6/20/12	0.90%	$(98,818)
Barclays Bank
Gazprom	4,500	7/20/12	0.63%	(266,276)
General Electric	8,800	12/20/12	0.63%	(67,171)
Bear Stearns
Ford Motor Credit	4,000	6/20/10	5.60%	(109,416)
BNP Paribas
Citigroup	9,600	12/20/12	0.67%	(36,604)
Citigroup
Bear Stearns	4,100	9/20/12	0.48%	(324,273)
Ford Motor Credit	10,800	9/20/08	1.35%	(301,178)
Freeport-McMoRan	2,000	6/20/12	1.00%	(57,761)
GMAC	5,000	6/20/12	1.40%	(989,717)
Credit Suisse First Boston
ArvinMeritor	2,500	6/20/09	1.40%	(127,204)
Chesapeake Energy	3,000	6/20/12	1.01%	(136,978)
Dow Jones CDX	22,000	12/20/12	1.40%	(718,599)
Ford Motor Credit	4,200	9/20/09	3.79%	(182,688)
Gazprom	1,500	11/20/08	1.00%	(2,685)
GMAC	7,000	12/20/10	5.22%	(519,717)
Qwest Capital Funding	7,000	12/20/10	4.56%	187,561
Deutsche Bank
AIG	1,300	12/20/12	0.89%	(16,256)
AIG	3,400	12/20/12	0.90%	(38,531)
Chesapeake Energy	2,000	6/20/12	1.05%	(88,094)
Chesapeake Energy	1,600	3/20/14	1.32%	(97,844)
Dow Jones ITRAX Index	5,900	6/20/12	0.75%	(424,842)
GMAC	10,500	9/20/09	1.50%	(1,068,860)
Goldman Sachs
Bombardier	3,000	12/20/10	4.05%	219,365
Citigroup	2,000	12/20/12	0.77%	1,538
Citigroup	1,000	12/20/12	0.80%	2,144
Dow Jones ITRAX Index	40,000	6/20/12	0.75%	(2,576,227)
Echostar	2,500	6/20/09	0.54%	(27,573)
LCDX	7,742	6/20/12	1.20%	(160,169)
Tesoro	2,500	6/20/12	0.74%	(96,772)
HSBC Bank
SLM Corp.	10,000	6/20/08	0.50%	(141,881)
JPMorgan Chase
Bear Stearns	1,800	9/20/12	0.67%	(128,380)
Gazprom	9,800	7/20/12	0.625%	(581,822)
Lehman Brothers
AIG	1,300	12/20/12	0.85%	(18,599)
Chesapeake Energy	1,900	3/20/14	1.16%	(132,071)
Citigroup	2,100	12/20/12	0.70%	(6,970)
Dow Jones CDX	17,500	12/20/12	3.20%	(1,278,201)
Dow Jones ITRAX Index	130,000	6/20/12	0.75%	(8,428,077)
Federal Republic of Brazil	1,500	2/20/17	1.51%	(6,964)
Freescale Semiconductor	2,500	6/20/09	1.62%	(275,485)
HCA	2,500	6/20/09	1.00%	(54,733)
LCDX	9,212	6/20/12	1.20%	(448,468)
MGM	2,500	6/20/09	0.65%	(50,626)
Proctor & Gamble	5,000	9/20/08	0.07%	(3,431)
Reynolds American	2,000	6/20/12	1.00%	2,878
Tesoro	2,500	6/20/09	0.30%	(31,762)
Merrill Lynch & Co.
Dow Jones CDX	17,500	12/20/12	3.215%	(1,266,774)
El Paso	2,500	6/20/09	0.45%	(25,780)
Gazprom	5,000	7/20/12	0.63%	(295,862)

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Lyondell Chemical	$2,500	6/20/09	1.00%	$(58,163)
Reliant Energy	2,000	12/20/10	2.80%	(15,815)
Vale Overseas	3,000	4/20/12	0.50%	(139,769)
Morgan Stanley
Chesapeake Energy	2,500	6/20/09	0.45%	(29,910)
Citigroup	2,700	12/20/12	0.80%	5,788
Dynegy Holdings	2,500	6/20/09	1.05%	(36,042)
Ford Motor Credit	5,000	9/20/10	4.05%	(316,419)
Forest Oil	2,500	6/20/09	0.70%	(35,456)
LCDX	3,822	6/20/12	1.20%	(205,197)
MGM	7,000	12/20/10	2.55%	(30,577)
Reliant Energy	2,500	6/20/09	1.05%	(52,335)
Reliant Energy	5,000	12/20/10	2.90%	(26,025)
Republic of Indonesia	2,600	3/20/09	0.46%	(17,563)
Ukraine	2,600	3/20/09	0.66%	(12,969)
Royal Bank of Scotland
Allied Waste	2,500	6/20/09	0.80%	(29,411)
Aramark	2,500	6/20/12	2.32%	(229,502)
Freeport-McMoRan	1,500	6/20/09	0.32%	(15,354)
Williams Cos.	2,500	6/20/09	0.30%	(3,054)
				$(22,544,426)

(4) Interest rate swap agreements outstanding at January 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$200,000	12/18/24	3-Month USD-LIBOR	5.30%	$2,022,117
Barclays Bank	196,000	12/19/24	5.70%	3-Month USD-LIBOR	(11,394,905)
Barclays Bank	160,000	6/21/25	3-Month USD-LIBOR	5.70%	19,225,368
Citigroup	1,500	6/18/13	3-Month USD-LIBOR	4.00%	31,471
Deutsche Bank	1,378,000	6/18/09	3-Month USD-LIBOR	3.75%	15,880,444
Goldman Sachs	£125,000	7/17/08	3-Month GBP-LIBOR	6.39%	1,098,963
Goldman Sachs	MXN 56,800	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(56,467)
Goldman Sachs	$27,100	6/18/18	3-Month USD-LIBOR	5.00%	(814,187)
Goldman Sachs	£10,500	7/17/27	5.628%	3-Month GBP-LIBOR	(1,792,898)
HSBC Bank	$10,200	12/15/35	4.00%	6-Month GBP-LIBOR	1,007,332
Lehman Brothers	393,800	1/9/18	3.63%	3-Month USD-LIBOR	(6,563,968)
Lehman Brothers	393,800	1/9/18	3-Month USD-LIBOR	5.45%	5,389,929
Merrill Lynch & Co.	160,000	6/19/25	5.70%	3-Month USD-LIBOR	(9,216,821)
Morgan Stanley	30,000	6/18/13	3-Month USD-LIBOR	4.00%	151,214
Royal Bank of Scotland	57,200	6/18/10	4.00%	3-Month USD-LIBOR	(875,002)
Royal Bank of Scotland	253,800	2/25/17	4.38%	3-Month USD-LIBOR	(4,423,318)
UBS	AUD 16,200	9/15/09	3-Month Australian Bank Bill	7.00%	(49,615)
					$9,619,657

AUD - Australian Dollar

£/GBP—British Pound.

LIBOR - London Inter-bank Offered Rate

MXN - Mexican Peso

TIIE - Inter-bank Equilibrium Interest Rate

The Fund received $13,000,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at January 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	January 31, 2008	(Depreciation)
Purchased:
17,612,315 Australian Dollar settling 2/7/08	$15,064,693	$15,705,593	$640,900
14,795,800 Brazilian Real settling 7/2/08	7,939,167	8,158,293	219,126
397,750,000 Korean Won settling 5/30/08	426,428	420,398	(6,030)
608,486,500 Korean Won settling 8/4/08	650,000	642,807	(7,193)
4,748,275 Mexican Peso settling 3/13/08	430,000	436,937	6,937
33,425,700 Mexican Peso settling 7/10/08	3,000,000	3,032,237	32,237
2,104,865 Malaysian Ringgit settling 8/4/08	650,000	648,692	(1,308)
26,222,740 Philippine Peso settling 5/19/08	650,000	642,125	(7,875)
1,198,539 Polish Zloty settling 7/10/08	436,140	486,278	50,138
74,257,500 New Russian Ruble settling 7/10/08	3,000,000	3,007,391	7,391
11,083,250 New Russian Ruble settling 11/19/08	446,815	445,044	(1,771)
646,836 Singapore Dollar settling 5/22/08	432,088	458,347	26,259
888,741 Singapore Dollar settling 8/28/08	630,000	631,753	1,753
Sold:
8,556,000 Australian Dollar settling 2/21/08	7,404,362	7,618,444	(214,082)
7,149,000 British Pound settling 3/6/08	14,150,373	14,182,160	(31,787)
1,432,000 Canadian Dollar settling 3/6/08	1,430,255	1,419,072	11,183
3,102,000 Euro settling 2/26/08	4,604,237	4,589,650	14,587
35,004,160 Mexican Peso settling 3/13/08	3,200,000	3,221,087	(21,087)
			$719,378

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or in reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008